FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 CAD ($) Debt_tranche shares	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2013 Foreign_currency_swap_agreement
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts receivable, maximum amount available to sell			$ 300.0
Accounts receivable, amount sold to financial institution	$ 266.2	$ 168.3
Accounts receivable, amount sold to financial institution, fees	4.4	2.4
Net income	340.1	354.7
Other comprehensive (loss) income	$ (55.3)	$ 43.9
Equity swap agreement, common shares (in shares) | shares	2,250,000	2,150,000
Borrowings	$ 2,328.3	$ 1,260.9
Letters of credit and guarantees, net	$ 205.0	$ 223.4
Revolving Unsecured Term Credit Facility, September 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Line of credit facility, maximum borrowing capacity			550.0	$ 550.0
Line of credit facility, maximum borrowing capacity option			$ 850.0
Foreign currency swap agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Debt, fixed interest rate	83.00%	88.00%	83.00%	88.00%
Currency risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Foreign currency strengthening change	5.00%		5.00%
Interest rate risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Sensitivity analysis to interest rate change	1.00%
Net income	$ 4.1	$ 1.2
Other comprehensive (loss) income	$ 0.0	0.3
USD/CDN | Foreign currency swap agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Number of derivative agreements entered into | Foreign_currency_swap_agreement					2
Number of tranches relating to the multi-tranche private placement debt offering | Debt_tranche	2
USD/CDN | Currency risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net income	$ 3.0	4.6
Other comprehensive (loss) income	(17.2)	(17.3)
Multi-Tranche Private Placement Debt, Tranche One, December 2024 | USD/CDN | Foreign currency swap agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Derivative, notional amount	130.5	130.5	$ 127.0	$ 127.0
Multi-Tranche Private Placement Debt, Tranche Two, December 2027 | USD/CDN | Foreign currency swap agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Derivative, notional amount	$ 100.7	$ 100.7	98.0	98.0
Hedges Of Net Investment In US Entities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gross finance lease obligations			64.0	8.6
Hedges Of Net Investment In US Entities | Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings			$ 822.8	$ 372.8